INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Text Block]

13.     INCOME TAXES

Pre-tax (loss) income for the years ended December 31, 2013, 2012 and 2011 was taxable in the following jurisdictions:

	2013	2012	2011
PRC	$(112,653,429)	$(88,771,964)	$8,250,896
Others	(7,656,053)	(1,038,340)	1,123,432
Total income before income taxes	$(120,309,482)	$(89,810,304)	$9,374,328

United States

Because of the redomestication transaction in 2012 by which CNIT BVI became the parent of our group, under Section 7874 of the Internal Revenue Code of 1986, as amended, the Company is treated for U.S. federal tax purposes as a U.S. corporation and, among other consequences, is subject to U.S. federal income tax on its worldwide income. It is management’s intention to reinvest all the income attributable to the Company earned by its operations outside the U.S. Accordingly, no U.S. corporate income taxes are provided in these consolidated financial statements.

BVI

Under the current laws of the BVI, dividends and capital gains arising from the Company’s investments in the BVI are not subject to income taxes.

Hong Kong

Under the current laws of Hong Kong, ISSI, ISSID and HPC are subject to a profit tax of 16.5%.

PRC

The income tax provision consists of the following:

	2013	2012	2011
Current taxes	$394,900	$503,416	$2,498,523
Deferred taxes	1,501,645	308,838	(1,694,374)
Provision for income taxes	$1,896,545	$812,254	$804,149

	2013	2012	2011
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(30,077,370)	$(22,452,576)	$2,343,582
Tax rate differential benefit from tax holiday	11,593,511	5,224,798	(1,544,604)
Permanent differences	6,624,016	6,538,685	(172,271)
Increase in valuation allowance	12,024,326	11,271,912	197,672
Non-deductible tax loss	1,914,013	259,585	158,541
Other differences	(181,951)	(30,150)	(178,771)
Income tax expense	$1,896,545	$812,254	$804,149

The significant components of deferred tax assets and deferred tax liabilities were as follows as of December 31, 2013 and December 31, 2012:

	December 31, 2013		December 31, 2012
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$10,388,922	$-	$6,100,285	$-
Loss carry-forwards	8,937,288	-	5,047,767	-
Long-term investments impairment	347,264	-	343,496	-
Fixed assets	203,092	(202,865)	3,469,686	(196,669)
Inventory valuation	148,860	-	768,535	-
Subsidy income	112,616	-	-	(93,245)
Salary payable	28,085	-	11,934	-
Intangible assets	-	(539,831)	-	(973,509)
Gross deferred tax assets and liabilities	20,166,127	(742,696)	15,741,703	(1,263,423)

Valuation allowance	(19,320,404)	-	(12,903,702)	-

Total deferred tax assets and liabilities	$845,723	$(742,696)	$2,838,001	$(1,263,423)

The Company has net operating loss carry forwards totaling RMB94.77 million ($15.51 million) as of December 31, 2013, substantially all of which were from PRC subsidiaries and will expire on various dates through December 31, 2018.

The breakdown between current and long-term deferred tax assets and liabilities was as follows as of December 31, 2013 and December 31, 2012:

	December 31,	December 31,
	2013	2012
Current deferred tax assets	$498,459	$2,297,617
Long-term deferred tax assets	347,264	540,384
Long-term deferred tax liabilities	(742,696)	(1,263,423)
Total net deferred tax assets	$103,027	$1,574,578

iASPEC, Zhongtian, ISIOT, IST DG and Bocom are all governed by the Income Tax Laws of the PRC, and are approved as high-technology enterprises subject to PRC enterprise income tax (“EIT”) at 15% in 2013 and 2012, while Geo enjoyed a 10% EIT and ISS enjoyed a 12.5% EIT in 2013.

As a wholly-owned foreign investment enterprise, IST is entitled to enjoy a two-year tax exemption, followed by a 50% exemption for three years thereafter as approved by PRC tax authorities. Under the EIT Law, companies that were previously exempt from taxes or that had concessional rates are to retain their preferences until the original expiration date. IST was subject to PRC EIT at 12% in 2011. EIT exemptions claimed by IST may become payable if IST were to dissolve within the next 10 years. However, management believes that the PRC tax authorities will not request payment of any such amounts. IST had a 25% tax rate in 2012 and 2013.

The Company recognizes that virtually all tax positions in the PRC are not free of some degree of uncertainty due to tax law and policy changes by the State. However, the Company cannot reasonably quantify political risk factors and thus must depend on guidance issued by current State officials.

Based on all known facts and circumstances and current tax law, the Company believes that the total amount of unrecognized tax benefits as of December 31, 2013, is not material to its results of operations, financial condition or cash flows. The Company also believes that the total amount of unrecognized tax benefits as of December 31, 2013, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current Chinese tax law and policy, that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company’s results of operations, financial condition or cash flows.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company did not have any accrued interest or penalty associated with any unrecognized tax benefits, nor was any interest expense recognized for the years ended 2013, 2012 and 2011.

Since the Company intends to reinvest its earnings to further expand its businesses in the PRC, PRC subsidiaries do not intend to declare dividends to their parent companies in the foreseeable future. Accordingly, the Company has not recorded any withholding tax on the cumulative amount of distributed and undistributed retained earnings. Should the Company’s PRC subsidiaries distribute all of their profits generated after December 31, 2007, there would be an aggregate withholding tax amount. It is the Company's position that it is impracticle to calculate the amount at this time.